CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands, ₩ in Millions	Dec. 31, 2016 KRW (₩) ₩ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 KRW (₩) ₩ / shares shares
Other current assets	₩ 1,841	$ 1,528	₩ 996
Accrued expense	555	461	511
Long-term deferred revenue	₩ 4,096	$ 3,403	₩ 6,600
Preferred shares, par value (in Korean Won per share) | ₩ / shares	₩ 500		₩ 500
Preferred shares, shares authorized (in shares)	2,000,000	2,000,000	2,000,000
Preferred shares, shares issued (in shares)	0	0	0
Preferred shares, shares outstanding (in shares)	0	0	0
Common shares, par value (in Korean Won per share) | ₩ / shares	₩ 500		₩ 500
Common shares, shares authorized (in shares)	38,000,000	38,000,000	38,000,000
Common shares, shares issued (in shares)	6,948,900	6,948,900	6,948,900
Common shares, shares outstanding (in shares)	6,948,900	6,948,900	6,948,900
Related Party
Accounts receivable, related party | ₩	₩ 1,080		₩ 1,224
Other current assets | ₩	36		37
Accounts payable, related party | ₩	3,025		6
Accrued expense | ₩	0		7
Long-term deferred revenue | ₩	₩ 0		₩ 4,699